Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Aug. 13, 2025 USD ($) securities $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We provide the following discussion of the timing of option awards in relation to the disclosure of material nonpublic information, as required by Item 402(x) of Regulation S-K. Our long-standing practice has been to grant long-term incentive equity awards on a predetermined schedule. At the final meeting of the annual compensation cycle, the Human Capital Management Committee reviews and approves the value and amount of the equity compensation to be awarded (inclusive of RSUs and stock options) to executive officers with the grant of approved equity awards typically occurring on the day of approval.

The Human Capital Management Committee did not take material nonpublic information into account when determining the timing and terms of long-term incentive equity awards in 2024 and does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. Instead, the timing of grants is in accordance with the yearly compensation cycle, with awards granted typically in the first quarter of the new fiscal year to incentivize our executives to deliver on the Company’s strategic objectives for the new fiscal year. In 2025, stock option grants were made during a designated time period that triggered proxy statement disclosure of such grants under certain new disclosure requirements in Regulation S-K Item 402(x)(1), but the Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During 2025, the Company granted 550,000 stock options to Eric Risser on August 13, 2025, which was during the period beginning four business days before and ending one business day after the filing a Form 8-K on August 14, 2025 that disclosed material nonpublic information. Pursuant to SEC rules, we are providing the following information relating to the stock options awarded to Mr. Risser during the designated time period.

Award Timing Method
We provide the following discussion of the timing of option awards in relation to the disclosure of material nonpublic information, as required by Item 402(x) of Regulation S-K. Our long-standing practice has been to grant long-term incentive equity awards on a predetermined schedule. At the final meeting of the annual compensation cycle, the Human Capital Management Committee reviews and approves the value and amount of the equity compensation to be awarded (inclusive of RSUs and stock options) to executive officers with the grant of approved equity awards typically occurring on the day of approval.

The Human Capital Management Committee did not take material nonpublic information into account when determining the timing and terms of long-term incentive equity awards in 2024 and does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. Instead, the timing of grants is in accordance with the yearly compensation cycle, with awards granted typically in the first quarter of the new fiscal year to incentivize our executives to deliver on the Company’s strategic objectives for the new fiscal year. In 2025, stock option grants were made during a designated time period that triggered proxy statement disclosure of such grants under certain new disclosure requirements in Regulation S-K Item 402(x)(1), but the Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During 2025, the Company granted 550,000 stock options to Eric Risser on August 13, 2025, which was during the period beginning four business days before and ending one business day after the filing a Form 8-K on August 14, 2025 that disclosed material nonpublic information. Pursuant to SEC rules, we are providing the following information relating to the stock options awarded to Mr. Risser during the designated time period.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
The Human Capital Management Committee did not take material nonpublic information into account when determining the timing and terms of long-term incentive equity awards in 2024 and does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. Instead, the timing of grants is in accordance with the yearly compensation cycle, with awards granted typically in the first quarter of the new fiscal year to incentivize our executives to deliver on the Company’s strategic objectives for the new fiscal year. In 2025, stock option grants were made during a designated time period that triggered proxy statement disclosure of such grants under certain new disclosure requirements in Regulation S-K Item 402(x)(1), but the Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During 2025, the Company granted 550,000 stock options to Eric Risser on August 13, 2025, which was during the period beginning four business days before and ending one business day after the filing a Form 8-K on August 14, 2025 that disclosed material nonpublic information. Pursuant to SEC rules, we are providing the following information relating to the stock options awarded to Mr. Risser during the designated time period.

MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures
Name		Eric Risser
Underlying Securities | securities		550,000
Exercise Price | $ / shares		$ 1.66
Fair Value as of Grant Date | $		$ 913,000
Underlying Security Market Price Change		(2)